united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value
	COMMON STOCKS - 98.1%
	AEROSPACE & DEFENSE - 1.0%
1,873	General Dynamics Corp.	$318,822
2,136	Harris Corp.	352,290
1,661	L3 Technologies, Inc.	351,717
		1,022,829
	APPAREL & TEXTILE PRODUCTS - 1.4%
8,338	Capri Holdings Ltd.*	380,213
4,976	Cie Financiere Richemont SA	381,816
1,091	Swatch Group AG	323,620
4,212	VF Corp	367,960
		1,453,609
	ASSET MANAGEMENT - 2.0%
7,269	E*TRADE Financial Corp. *	356,108
10,130	Franklin Resources, Inc.	330,339
3,638	Groupe Bruxelles Lambert SA	350,380
18,682	Invesco Ltd.	361,497
157,739	Melrose Industries PLC	364,857
510	Partners Group Holding AG	369,625
		2,132,806
	AUTOMOTIVE - 1.4%
9,129	BorgWarner, Inc.	370,729
3,217	Cie Generale des Etablissements Michelin	386,468
10,412	Nokian Renkaat OYJ	368,726
11,396	Valeo SA	360,102
		1,486,025
	BANKING - 4.5%
49,896	Bank Hapoalim BM	343,597
51,018	Bank Leumi Le-Israel BM	337,524
42,368	Commerzbank AG*	350,014
6,411	Commonwealth Bank of Australia	337,294
27,725	Credit Agricole SA	354,600
15,227	Danske Bank A/S	303,271
57,825	Investec PLC	379,028
4,624	KBC Group NV	342,880
3,956	Macquarie Group Ltd.	362,057
2,818	mBank SA*	318,754
208,200	Metropolitan Bank & Trust Co	305,940
61,787	Natixis SA	339,964
20,767	People's United Financial Inc	368,822
11,419	Raiffeisen Bank International AG*	291,523
		4,735,268
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.7%
3,817	AbbVie, Inc.	302,459
2,856	Alexion Pharmaceuticals, Inc. *	386,502
3,402	BioMarin Pharmaceutical, Inc. *	317,271
4,623	Celgene Corp. *	384,264

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.7%
4,766	Incyte Corp. *	$410,972
831	Regeneron Pharmaceuticals, Inc. *	357,945
5,217	Seattle Genetics, Inc. *	387,519
1,861	Vertex Pharmaceuticals, Inc. *	351,264
		2,898,196
	CHEMICALS - 6.0%
1,047,647	AKR Corporindo Tbk PT	413,324
3,548	Akzo Nobel NV	322,118
3,562	Arkema SA	359,528
3,468	Avery Dennison Corp.	374,683
7,561	Brenntag AG	375,384
7,545	CF Industries Holdings, Inc.	318,399
5,528	Croda International PLC	353,743
4,427	Eastman Chemical Co.	366,069
4,020	FMC Corp.	359,790
137	Givaudan SA	343,394
6,446	Imerys SA	366,856
56,382	Israel Chemicals Ltd.	315,900
9,241	Johnson Matthey PLC	380,175
17,871	K+S AG	340,960
3,849	LyondellBasell Industries NV	329,166
10,253	Mosaic Co.	320,611
3,139	PPG Industries, Inc.	351,474
824	Sherwin-Williams Co.	356,957
		6,348,531
	COMMERCIAL SERVICES - 2.1%
15,189	Bureau Veritas SA	363,556
1,862	Cintas Corp.	384,689
8,548	Edenred	379,806
135,467	G4S PLC	378,208
5,587	Intertek Group PLC	377,954
7,010	Randstad Holding NV	374,769
		2,258,982
	CONSTRUCTION MATERIALS - 1.3%
17,025	ACC Ltd.	340,446
29,277	James Hardie Industries PLC - ADR	367,426
7,611	LafargeHolcim Ltd.	377,418
1,817	Martin Marietta Materials, Inc.	341,233
		1,426,523
	CONSUMER PRODUCTS - 1.8%
11,091	Associated British Foods PLC	330,891
3,108	JM Smucker Co.	329,168
25,350	Natura Cosmeticos SA	325,675
39,056	Orkla ASA	308,101
54,896	Pioneer Foods Group Ltd.	314,305
265,500	Sime Darby Plantation Berhad *	332,977
		1,941,117

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	CONSUMER SERVICES - 0.3%
104,175	Kroton Educacional SA	$303,060

	CONTAINERS & PACKAGING - 2.1%
33,299	Amcor Ltd.	356,543
6,601	Ball Corp.	361,603
44,557	Brambles Ltd.	372,793
7,297	International Paper Co.	334,349
15,151	Mondi Ltd.	356,911
9,309	Sealed Air Corp.	406,059
		2,188,258
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
4,849	Sysco Corp.	327,550

	DISTRIBUTORS - DISCRETIONARY - 0.3%
10,391	Bunzl PLC	327,974

	ELECTRICAL EQUIPMENT - 3.0%
16,169	ABB Ltd.	320,799
3,678	Allegion PLC	330,873
4,462	AMETEK, Inc.	355,086
4,485	Eaton Corp PLC	357,768
10,207	Johnson Controls International PLC	360,001
6,545	Kone OYJ	320,247
16,851	Prysmian SpA	344,429
1,181	Roper Technologies, Inc.	382,231
1,588	Schindler Holding AG	359,619
		3,131,053
	ENGINEERING & CONSTRUCTION SERVICES - 1.7%
13,567	Boskalis Westminster	382,357
9,623	Fluor Corp.	361,825
5,389	Jacobs Engineering Group, Inc.	397,600
38,117	LendLease Group	349,284
3,810	Vinci SA	364,083
		1,855,149
	FOREST & PAPER PRODUCTS - 0.3%
12,193	UPM-Kymmene OYJ	368,208

	GAMING, LODGING & RESTAURANTS - 0.3%
5,593	Whitbread PLC	361,027

	HARDWARE - 1.3%
11,451	Juniper Networks, Inc.	310,093
8,202	Seagate Technology PLC	381,885
35,008	Telefonaktiebolaget LM Ericsson	320,623
8,141	Western Digital Corp.	409,492
		1,422,093

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 0.9%
3,875	AmerisourceBergen Corp.	$322,787
5,476	DaVita, Inc. *	311,584
8,111	Ramsay Health Care Ltd.	373,818
		1,008,189
	HOME & OFFICE PRODUCTS - 2.8%
8,848	DR Horton, Inc.	344,099
836	Geberit AG	334,333
8,752	Leggett & Platt, Inc.	397,516
7,860	Lennar Corp. - Class A	377,123
2,706	Mohawk Industries, Inc. *	368,341
13,205	Persimmon PLC	427,331
2,149	Snap-on, Inc.	343,840
2,679	Stanley Black & Decker, Inc.	354,780
		2,947,363
	INDUSTRIAL SERVICES - 0.7%
5,868	Fastenal Co.	369,332
28,818	Rexel SA	359,653
		728,985
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,115	Intercontinental Exchange, Inc.	317,472
6,039	London Stock Exchange Group PLC	362,024
3,671	Nasdaq, Inc.	336,153
		1,015,649
	INSURANCE - 3.4%
3,465	Assurant, Inc.	356,860
3,995	Cincinnati Financial Corp.	346,846
84,156	Direct Line Insurance Group PLC	399,275
20,396	Gjensidige Forsikring ASA	366,089
63,416	Insurance Australia Group Ltd.	331,612
105,809	Legal & General Group PLC	394,907
43,512	QBE Insurance Group Ltd.	382,314
49,718	RSA Insurance Group PLC	337,924
7,272	Sampo OYJ	350,436
10,651	Unum Group	397,921
		3,664,184
	IRON & STEEL - 2.2%
14,817	Anglo American PLC	394,852
15,561	BHP Billiton PLC	361,382
106,378	Fortescue Metals Group Ltd.	458,637
5,616	Nucor Corp.	340,161
7,034	Rio Tinto PLC	405,673
50,250	Tata Steel Ltd.	353,563
		2,314,268

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	MACHINERY - 3.3%
14,755	Alfa Laval AB	$322,891
2,128	Deere & Co.	349,077
4,075	Dover Corp.	368,910
7,582	Flowserve Corp.	336,717
2,415	Illinois Tool Works, Inc.	347,953
27,695	IMI PLC	348,479
2,095	Parker-Hannifin Corp.	369,055
22,319	Sandvik AB	366,918
62,100	WEG SA	305,180
4,842	Xylem, Inc.	365,813
		3,480,993
	MEDIA - 0.4%
11,212	Ctrip.com International Ltd. - ADR *	382,666

	MEDICAL EQUIPMENT & DEVICES - 4.6%
4,564	Agilent Technologies, Inc.	362,564
3,619	Coloplast A/S	361,110
8,551	Dentsply Sirona, Inc.	357,090
1,981	Edwards Lifesciences Corp. *	335,364
2,623	Essilor International SA	317,946
1,669	IDEXX Laboratories, Inc. *	352,209
980	Illumina, Inc. *	306,515
648	Intuitive Surgical, Inc. *	354,851
3,763	PerkinElmer, Inc.	354,324
16,977	Smith & Nephew PLC	324,378
2,768	Varian Medical Systems, Inc.	371,909
1,673	Waters Corp. *	405,234
10,449	William Demant Holding A/S *	314,157
2,786	Zimmer Biomet Holdings, Inc.	345,798
		4,863,449
	METALS & MINING - 2.7%
31,107	Antofagasta PLC	387,605
13,783	Boliden AB	377,399
29,937	Freeport-McMoRan, Inc.	386,187
30,110	Fresnillo PLC	344,424
157,445	Grupo Mexico SAB de CV	395,950
21,128	Newcrest Mining Ltd.	365,567
9,518	Newmont Mining Corp.	324,754
68,529	Norsk Hydro ASA	284,174
		2,866,060
	OIL, GAS & COAL - 8.1%
3,591,866	Adaro Energy Tbk PT *	334,483
6,239	Anadarko Petroleum Corp.	271,396
10,470	Apache Corp.	347,395
13,590	Cabot Oil & Gas Corp.	334,586
16,961	Caltex Australia Ltd.	345,114
4,785	ConocoPhillips	324,662
27,525	Cosan SA Industria e Comercio	320,076
12,266	Devon Energy Corp.	361,970
19,077	Eni SpA	329,451

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	OIL, GAS & COAL (continued) - 8.1%
3,055	EOG Resources, Inc.	$287,170
16,353	EQT Corp.	296,316
10,916	Halliburton Co.	335,012
5,414	Helmerich & Payne, Inc.	293,439
19,561	Kinder Morgan, Inc.	374,789
6,715	Koninklijke Vopak NV	328,718
21,067	Marathon Oil Corp.	349,712
5,290	Marathon Petroleum Corp.	328,033
11,858	National Oilwell Varco, Inc.	333,684
14,549	Noble Energy, Inc.	322,260
4,870	Occidental Petroleum Corp.	322,150
5,172	ONEOK, Inc.	332,353
3,644	Phillips 66	351,136
2,312	Pioneer Natural Resources Co.	325,876
15,695	TechnipFMC PLC	349,842
4,312	Valero Energy Corp.	351,687
13,064	Williams Cos, Inc.	348,678
		8,599,988
	PASSENGER TRANSPORTATION - 0.9%
434,625	AirAsia Bhd	296,056
22,785	easyJet PLC	372,010
4,378	Ryanair Holdings PLC - ADR	326,336
		994,402
	REAL ESTATE - 6.7%
1,906	American Tower Corp.	335,742
6,521	Apartment Investment & Management Co.	319,072
1,697	AvalonBay Communities, Inc.	330,287
18,675	Ayala Corp.	333,998
389,475	Ayala Land, Inc.	331,340
2,524	Boston Properties, Inc.	334,910
44,507	British Land Co. PLC	357,679
3,288	Covivio	333,220
2,770	Crown Castle International Corp.	328,937
827	Equinix, Inc.	350,234
4,535	Equity Residential	334,184
1,211	Essex Property Trust, Inc.	338,886
40,375	Goodman Group	367,678
79,514	GPT Group	330,936
71,638	Hammerson PLC	363,706
10,940	HCP, Inc.	336,624
30,894	Land Securities Group PLC	369,665
6,579	Macerich Co.	286,844
4,885	Prologis, Inc.	342,243
1,557	Public Storage	329,290
1,741	Simon Property Group, Inc.	315,400
		7,070,875

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	RENEWABLE ENERGY - 0.3%
3,990	Vestas Wind Systems A/S	$332,485

	RETAIL - CONSUMER STAPLES - 1.5%
1,548	Costco Wholesale Corp.	338,610
3,684	Dollar Tree, Inc. *	354,880
91,347	J Sainsbury PLC	278,236
108,228	Wm Morrison Supermarkets PLC	331,238
15,595	Woolworths Ltd.	318,096
		1,621,060
	RETAIL - DISCRETIONARY - 4.6%
1,939	Advance Auto Parts, Inc.	313,691
366	AutoZone, Inc. *	343,663
5,185	CarMax, Inc. *	321,989
3,211	Genuine Parts Co.	349,293
13,787	JD.com, Inc. - ADR *	382,038
108,920	Kingfisher PLC	350,741
4,707	Kohl's Corp.	317,864
3,394	Lowe's Cos, Inc.	356,675
90,475	Marks & Spencer Group PLC	328,530
5,790	Next PLC	391,841
912	O'Reilly Automotive, Inc. *	339,228
7,094	Pandora A/S	372,656
3,992	Ross Stores, Inc.	378,561
3,558	Tractor Supply Co.	339,255
		4,886,025
	SEMICONDUCTORS - 4.3%
3,624	Analog Devices, Inc.	387,623
1,915	ASML Holding NV	351,340
1,242	Broadcom Ltd.	341,997
3,476	KLA-Tencor Corp.	401,443
2,321	Lam Research Corp.	408,705
6,237	Maxim Integrated Products, Inc.	339,480
4,384	Microchip Technology, Inc.	380,838
9,245	Micron Technology, Inc. *	377,936
2,166	NVIDIA Corp.	334,127
4,077	NXP Semiconductors NV	372,312
23,111	STMicroelectronics NV - ADR	378,096
3,551	Xilinx, Inc.	444,940
		4,518,837
	SOFTWARE - 1.7%
3,388	Atlassian Corp. PLC*	364,142
5,706	Cerner Corp.*	319,251
42,179	Sage Group PLC	370,836
36,675	Totvs SA	351,568
3,003	Veeva Systems, Inc.*	354,084
		1,759,881

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	SPECIALTY FINANCE - 1.6%
3,029	Fidelity National Information Services, Inc.	$327,586
4,151	Fiserv, Inc. *	351,548
12,075	Housing Development Finance Corp. Ltd.	312,578
3,718	Total System Services, Inc.	350,979
17,452	Western Union Co.	311,867
		1,654,558
	TECHNOLOGY SERVICES - 1.9%
4,502	Cognizant Technology Solutions Corp.	319,552
13,276	Experian PLC	346,723
31,650	Infosys Ltd.	326,751
4,820	Paychex, Inc.	371,236
11,700	Tata Consultancy Services Ltd.	326,270
2,783	Verisk Analytics, Inc. *	351,855
		2,042,387
	TELECOMMUNICATIONS - 0.6%
15,122	Eutelsat Communications SA	298,929
44,444	Mobile TeleSystems PJSC - ADR	343,552
		642,481
	TRANSPORTATION & LOGISTICS - 3.9%
1,691	Aeroports de Paris	328,498
47,402	Babcock International Group PLC	341,097
3,731	CH Robinson Worldwide, Inc.	337,208
4,501	Expeditors International of Washington, Inc.	337,350
4,414	Fraport AG Frankfurt Airport Services Worldwide	354,952
21,733	Grupo Aeroportuario del Sureste SAB de CV	368,511
3,408	JB Hunt Transport Services, Inc.	366,939
3,228	Kansas City Southern	350,690
2,327	Kuehne + Nagel International AG	304,248
2,095	Norfolk Southern Corp.	375,634
85,160	Royal Mail PLC	320,331
2,206	Union Pacific Corp.	369,946
		4,155,404
	TRANSPORTATION EQUIPMENT - 0.7%
5,592	PACCAR, Inc.	379,138
24,362	Volvo AB	360,256
		739,394
	UTILITIES - 5.2%
280,425	Aboitiz Equity Ventures, Inc.	330,741
19,872	AES Corp.	342,395
22,604	AGL Energy Ltd.	341,091
10,815	CenterPoint Energy, Inc.	325,964
28,050	Cia de Saneamento Basico do Estado de Sao Paulo*	292,822
90,000	Cia Energetica de Minas Gerais	346,777
6,007	CMS Energy Corp.	326,781
4,099	Dominion Energy, Inc.	303,695
3,538	Entergy Corp.	330,202
4,550	Eversource Energy	317,636

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	UTILITIES (continued) - 5.2%
8,115	FirstEnergy Corp.	$330,686
11,566	NiSource, Inc.	312,051
174,300	NTPC Ltd.	346,143
62,825	Origin Energy Ltd.	328,969
3,476	Pinnacle West Capital Corp.	325,840
10,368	PPL Corp.	333,539
4,268	WEC Energy Group, Inc.	325,563
		5,560,895
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
8,048	Pentair PLC	342,362

	TOTAL COMMON STOCKS (Cost $100,658,456)	104,181,098

	PREFERRED STOCK - 0.3%
	INTEGRATED OILS - 0.3%
47,025	Petroleo Brasileiro SA * (Cost $197,309)	337,680

TOTAL INVESTMENTS - 98.4% (Cost $100,855,765)	$104,518,778
OTHER ASSETS LESS LIABILITIES - 1.6%	1,690,912
NET ASSETS - 100.0%	$106,209,690

* Non-Income producing security.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA- Allmennaksjeselskap
BM - B'eravon Mukbal
NV - Naamloze Vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
PT - Perseroan Terbatas
SA - Société Anonyme
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$104,181,098	$-	$-	$104,181,098
Preferred Stock	337,680	-	-	337,680
Total	$104,518,778	$-	$-	$104,518,778
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for Industry Classification

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE & DEFENSE - 1.1%
2,778	AAR Corp.	$101,480
2,624	Aerojet Rocketdyne Holdings, Inc.*	97,744
1,353	Aerovironment, Inc.*	107,794
2,009	Axon Enterprise, Inc.*	108,144
1,673	Barnes Group, Inc.	97,151
1,148	Moog, Inc.	107,866
		620,179
	APPAREL & TEXTILE PRODUCTS - 1.0%
1,526	Albany International Corp.	118,341
3,813	Crocs, Inc.*	97,918
1,344	Oxford Industries, Inc.	106,216
3,107	Steven Madden Ltd.	102,500
3,079	Wolverine World Wide, Inc.	110,105
		535,080
	ASSET MANAGEMENT - 1.6%
4,428	Artisan Partners Asset Management, Inc.	116,456
3,327	Blucora, Inc. *	89,463
2,792	Cohen & Steers, Inc.	116,594
4,028	Federated Investors, Inc.	119,833
5,091	Kennedy-Wilson Holdings, Inc.	105,791
3,526	Legg Mason, Inc.	103,135
1	Och- Ziff Capital Management Group LLC	13
2,050	Stifel Financial Corp.	111,581
6,150	Waddell & Reed Financial, Inc.	113,836
		876,702
	AUTOMOTIVE - 1.7%
7,134	American Axle & Manufacturing Holdings, Inc. *	114,857
3,183	Cooper Tire & Rubber Co.	101,729
1,397	Cooper-Standard Holdings, Inc. *	83,974
6,153	Dana, Inc.	121,522
1,217	Dorman Products, Inc. *	98,455
2,501	Gentherm, Inc.*	102,541
2,132	Standard Motor Products, Inc.	105,108
3,048	Tenneco, Inc.	105,461
1,365	Visteon Corp. *	116,926
		950,573
	BANKING - 9.0%
2,788	Ameris Bancorp.	113,667
3,366	Axos Financial, Inc. *	108,654
3,485	BancorpSouth Bank	113,576
1,353	Bank of Hawaii Corp.	111,257
1,791	Banner Corp.	111,275
6,847	Brookline Bancorp, Inc.	109,415
8,118	Capitol Federal Financial, Inc.	108,538
2,796	Cathay General Bancorp.	108,597
2,337	Chemical Financial Corp.	107,105
1,435	City Holding Co.	115,001
2,854	Columbia Banking System, Inc.	108,109
1,657	Community Bank System, Inc.	107,357
4,810	CVB Financial Corp.	109,620
9,963	First BanCorp. *	114,674
3,814	First Financial Bancorp.	105,762
2,682	First Financial Bankshares, Inc.	111,678
4,797	First Midwest Bancorp, Inc.	111,051
3,246	Flagstar Bancorp, Inc. *	106,014
6,469	Fulton Financial Corp.	111,137
2,971	Great Western Bancorp, Inc.	111,561
2,420	Hancock Whitney Corp.	105,706

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	BANKING (continued) - 9.0%
5,765	Hilltop Holdings, Inc.	$110,803
5,658	Home BancShares, Inc.	110,218
7,180	Hope Bancorp, Inc.	104,684
2,870	International Bancshares Corp.	117,153
2,582	LegacyTexas Financial Group, Inc.	107,747
2,809	NBT Bancorp, Inc.	108,512
5,904	Northwest Bancshares, Inc.	109,814
6,124	Old National Bancorp.	108,885
3,800	Provident Financial Services, Inc.	104,310
2,787	Renasant Corp.	106,686
2,706	S&T Bancorp, Inc.	111,974
2,973	ServisFirst Bancshares Inc	103,966
4,140	Simmons First National Corp.	111,076
3,239	Southside Bancshares, Inc.	112,458
1,775	Texas Capital Bancshares, Inc.	108,328
1,394	Tompkins Financial Corp.	112,092
3,841	Towne Bank/Portsmouth VA	105,896
3,396	Trustmark Corp.	120,490
3,266	Union Bankshares Corp.	116,172
4,146	United Community Banks, Inc.	114,803
10,147	Valley National Bancorp.	107,152
3,480	Washington Federal, Inc.	106,766
2,582	WesBanco, Inc.	109,554
1,674	Westamerica Bancorporation	107,605
		4,946,898
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.6%
2,258	Aerie Pharmaceuticals, Inc.*	105,381
2,398	Cambrex Corp.*	99,133
4,234	Clovis Oncology, Inc.*	128,206
1,681	Emergent BioSolutions, Inc.*	98,086
1,312	Enanta Pharmaceuticals, Inc.*	134,532
6,480	Halozyme Therapeutics, Inc.*	111,780
6,478	Innoviva, Inc.*	101,705
879	Intercept Pharmaceuticals, Inc.*	87,671
7,769	Ironwood Pharmaceuticals, Inc.*	110,631
902	Ligand Pharmaceuticals, Inc.*	111,920
4,346	Medicines Co.*	107,216
8,740	Momenta Pharmaceuticals, Inc.*	123,147
2,681	Pacira Pharmaceuticals, Inc.*	110,404
3,239	Phibro Animal Health Corp.	94,903
3,936	Portola Pharmaceuticals, Inc.*	120,875
3,772	Prestige Consumer Healthcare, Inc.*	110,369
3,831	Puma Biotechnology, Inc.*	106,540
2,249	Spark Therapeutics, Inc.*	254,812
9,512	Spectrum Pharmaceuticals, Inc.*	102,825
2,788	Supernus Pharmaceuticals, Inc.*	113,862
3,993	Theravance Biopharma, Inc.*	96,910
2,004	Ultragenyx Pharmaceutical, Inc.*	128,537
		2,559,445
	CHEMICALS - 3.1%
1,230	Balchem Corp.	109,138
2,460	Cabot Corp.	115,325
4,092	GCP Applied Technologies, Inc. *	122,637
2,142	HB Fuller Co.	108,128
1,526	Innospec, Inc.	124,918
7,575	Kronos Worldwide, Inc.	115,519
1,749	Minerals Technologies, Inc.	103,541

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	CHEMICALS (continued) - 3.1%
3,263	PolyOne Corp.	$106,439
526	Quaker Chemical Corp.	109,929
1,681	Sensient Technologies Corp.	108,761
1,215	Stepan Co.	114,332
2,190	Trinseo SA	109,916
4,912	Univar, Inc. *	111,060
2,870	Versum Materials, Inc.	140,630
555	WD-40 Co.	99,328
		1,699,601
	COMMERCIAL SERVICES - 2.6%
3,034	ABM Industries, Inc.	108,192
1,640	AMN Healthcare Services, Inc.*	82,016
2,414	Brady Corp.	114,206
1,681	CorVel Corp.	113,131
2,120	Deluxe Corp.	98,644
1,549	FTI Consulting, Inc. *	114,874
2,488	Healthcare Services Group, Inc.	94,992
3,444	HMS Holdings Corp. *	118,680
2,289	Korn/Ferry International	111,680
2,624	Sotheby's	115,115
2,193	TriNet Group, Inc. *	134,409
752	UniFirst Corp.	108,153
1,927	Viad Corp.	111,573
		1,425,665
	CONSTRUCTION MATERIALS - 1.0%
1,435	Eagle Materials, Inc.	109,691
4,323	Louisiana-Pacific Corp.	109,242
1,845	Simpson Manufacturing Co,. Inc.	110,571
6,560	Summit Materials, Inc.*	111,520
3,278	Universal Forest Products, Inc.	101,520
		542,544
	CONSUMER PRODUCTS - 3.1%
4,059	B&G Foods, Inc.	99,933
2,419	Cal-Maine Foods, Inc.	106,678
2,663	Central Garden & Pet Co. *	83,299
477	Coca-Cola Bottling Co. Consolidated	118,229
4,780	Darling Ingredients, Inc. *	105,064
2,665	Edgewell Personal Care Co.	118,219
2,226	Energizer Holdings, Inc.	102,129
3,076	Fresh Del Monte Produce, Inc.	85,144
6,027	Hain Celestial Group, Inc.*	118,551
907	Helen of Troy Ltd.*	101,684
1,599	Inter Parfums, Inc.	117,958
649	J&J Snack Foods Corp.	100,777
3,990	Revlon, Inc. *	106,493
862	Sanderson Farms, Inc.	99,302
2,948	Tootsie Roll Industries, Inc.	109,636
1,804	TreeHouse Foods, Inc.*	109,286
		1,682,382
	CONSUMER SERVICES - 1.4%
1,763	2U, Inc. *	129,933
2,069	Aaron's, Inc.	112,326
2,132	Adtalem Global Education, Inc. *	102,762
2,624	Matthews International Corp.	104,356
816	Medifast, Inc.	103,983
2,460	Nutrisystem, Inc.	106,469
943	Strategic Education, Inc.	123,326
		783,155

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	CONTAINERS & PACKAGING - 0.6%
2,747	Greif, Inc.	$110,429
5,330	Owens-Illinois, Inc.*	106,174
3,700	Silgan Holdings, Inc.	104,747
		321,350
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.6%
4,018	Benchmark Electronics, Inc.	110,093
2,023	Fabrinet*	118,346
1,924	Plexus Corp.*	118,826
		347,265
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
1,394	Calavo Growers, Inc.	118,671

	DISTRIBUTORS - DISCRETIONARY - 0.6%
1,353	ePlus, Inc.*	121,012
2,988	G-III Apparel Group Ltd. *	106,403
2,255	Insight Enterprises, Inc.*	125,874
		353,289
	ELECTRICAL EQUIPMENT - 1.6%
2,820	AAON, Inc.	112,405
1,886	Badger Meter, Inc.	110,972
1,927	Belden, Inc.	119,069
1,914	Generac Holdings, Inc.*	98,686
1,823	Itron, Inc.*	96,637
1,205	OSI Systems, Inc.*	104,654
3,403	SPX Corp.	123,733
1,420	Watts Water Technologies, Inc.	114,367
		880,523
	ENGINEERING & CONSTRUCTION SERVICES - 1.4%
2,173	Comfort Systems USA, Inc.	116,516
1,738	Dycom Industries, Inc. *	78,349
1,999	Exponent, Inc.	113,203
2,461	Granite Construction, Inc.	114,584
2,419	Installed Building Products, Inc.*	105,517
6,109	KBR, Inc.	120,714
61	MasTec, Inc. *	2,634
1,944	TopBuild Corp. *	115,668
		767,185
	FOREST & PAPER PRODUCTS - 0.2%
1,509	Neenah, Inc.	101,978

	GAMING, LODGING & RESTAURANTS - 1.4%
2,250	Cheesecake Factory, Inc.	106,425
1,300	Dine Brands Global, Inc.	128,960
6,016	Extended Stay America, Inc.	109,732
1,241	Jack in the Box, Inc.	99,950
2,399	Papa John's International, Inc.	104,860
2,132	Shake Shack, Inc.*	117,558
1,558	Wingstop, Inc.	103,778
		771,263
	HARDWARE - 3.0%
8,252	3D Systems Corp. *	116,518
3,984	Electronics For Imaging, Inc. *	107,727
16,687	Fitbit, Inc. *	98,787
1,429	InterDigital, Inc.	99,644
6,705	Knowles Corp. *	109,157
2,290	Lumentum Holdings, Inc. *	113,928

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	HARDWARE (continued) - 3.0%
1,722	Mercury Systems, Inc.*	$109,381
3,731	NCR Corp.*	104,543
2,664	NETGEAR, Inc. *	95,504
3,994	NetScout Systems, Inc. *	109,316
15,265	Pitney Bowes, Inc.	109,755
2,742	Plantronics, Inc.	137,758
9,061	TTM Technologies, Inc.*	109,819
9,840	Viavi Solutions, Inc. *	129,199
2,583	Vicor Corp.*	82,088
		1,633,124
	HEALTHCARE FACILITIES - SERVICES - 1.7%
3,813	Acadia Healthcare Co., Inc. *	100,244
12,626	Brookdale Senior Living, Inc. *	85,352
2,419	Ensign Group, Inc.	119,620
943	LHC Group, Inc.*	103,438
1,641	Magellan Health, Inc.*	111,769
2,870	MEDNAX, Inc.*	94,452
6,627	Select Medical Holdings Corp.*	98,212
4,633	Tenet Healthcare Corp.*	132,411
984	US Physical Therapy, Inc.	108,476
		953,974
	HOME & OFFICE PRODUCTS - 2.8%
1,517	American Woodmark Corp.*	129,248
1,548	Armstrong World Industries, Inc.*	113,283
779	Cavco Industries, Inc.*	107,837
3,034	Herman Miller, Inc.	111,287
2,690	HNI Corp.	103,915
1,145	iRobot Corp.*	143,194
4,797	KB Home	109,420
1,722	LGI Homes, Inc.*	101,770
3,536	MDC Holdings, Inc.	101,978
2,328	Meritage Homes Corp.*	102,083
5,445	Taylor Morrison Home Corp.*	91,313
1,968	Tempur Sealy International, Inc.*	114,557
7,881	TRI Pointe Group, Inc.*	99,301
3,813	Tupperware Brands Corp.	114,809
		1,543,995
	INDUSTRIAL SERVICES - 0.8%
1,671	Anixter International, Inc. *	98,054
1,845	Applied Industrial Technologies, Inc.	107,268
1,804	Kaman Corp.	111,090
2,029	WESCO International, Inc. *	110,479
		426,891
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,322	Houlihan Lokey, Inc.	106,766

	INSURANCE - 3.4%
3,290	American Equity Investment Life Holding Co.	104,129
1,763	AMERISAFE, Inc.	111,263
1,485	Argo Group International Holdings Ltd.	103,222
5,904	CNO Financial Group, Inc.	100,545
1,763	eHealth, Inc.*	94,162
2,460	Employers Holdings, Inc.	102,484
1,473	FBL Financial Group, Inc.	102,919
22,058	Genworth Financial, Inc.*	85,364
2,581	Horace Mann Educators Corp.	101,149
2,009	Mercury General Corp.	106,417
7,011	Mr Cooper Group, Inc.*	95,700
4,110	National General Holdings Corp.	106,079
1,433	Navigators Group, Inc.	99,995
2,583	ProAssurance Corp.	104,870

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	INSURANCE (continued) - 3.4%
1,561	RLI Corp.	$110,082
1,255	Safety Insurance Group, Inc.	112,122
1,968	United Fire Group, Inc.	95,920
2,829	Universal Insurance Holdings, Inc.	110,444
		1,846,866
	IRON & STEEL - 1.0%
3,838	Allegheny Technologies, Inc.	109,882
2,337	Carpenter Technology Corp.	109,699
10,127	Cleveland-Cliffs, Inc. *	112,308
5,841	Commercial Metals Co.	96,669
2,829	Worthington Industries, Inc.	111,208
		539,766
	LEISURE PRODUCTS - 0.6%
6,519	Callaway Golf Co.	112,192
1,722	Fox Factory Holding Corp.*	109,140
1,640	Thor Industries, Inc.	105,895
		327,227
	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
2,829	Main Street Capital Corporation	110,388

	MACHINERY - 2.8%
4,551	Actuant Corp.	111,272
1,267	Alamo Group, Inc.	121,683
4,879	Federal Signal Corp.	119,926
2,174	Franklin Electric Co., Inc.	115,679
2,390	Hillenbrand, Inc.	105,853
1,294	John Bean Technologies Corp.	121,248
2,671	Kennametal, Inc.	100,670
9,894	Mueller Water Products, Inc.	103,293
1,289	Regal Beloit Corp.	107,967
3,981	Rexnord Corp. *	106,173
3,321	SPX FLOW, Inc.*	114,641
1,722	Tennant Co.	108,830
3,340	Terex Corp.	112,191
7,209	Welbilt, Inc. *	115,128
		1,564,554
	MANUFACTURED GOODS - 2.0%
2,291	AZZ, Inc.	105,432
1,394	Chart Industries, Inc.*	123,062
1,622	EnPro Industries, Inc.	111,253
2,841	Gibraltar Industries, Inc.*	115,061
3,444	Mueller Industries, Inc.	113,824
815	Proto Labs, Inc.*	92,087
2,829	Raven Industries, Inc.	112,934
798	RBC Bearings, Inc.*	111,840
2,329	Timken Co.	101,055
806	Valmont Industries, Inc.	110,092
		1,096,640
	MEDIA - 1.1%
19,598	Clear Channel Outdoor Holdings, Inc.*	107,397
5,514	EW Scripps Co.	116,621
2,031	John Wiley & Sons, Inc.	105,389
2,302	Shutterfly, Inc. *	103,153
2,665	Shutterstock, Inc.*	123,469
528	Stamps.com, Inc. *	49,627
		605,656

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 2.9%
2,337	Avanos Medical, Inc.*	$110,026
1,423	BioTelemetry, Inc.*	106,327
1,212	Cantel Medical Corp.	89,106
3,690	CryoLife, Inc.	109,150
1,345	Genomic Health, Inc.*	102,180
761	Inogen, Inc.*	81,777
1,312	Integer Holdings Corp.*	119,340
4,141	Luminex Corp.	105,513
1,771	Merit Medical Systems, Inc.*	98,698
3,767	Myriad Genetics, Inc.*	116,890
3,176	Natus Medical, Inc.*	87,753
1,722	Neogen Corp.*	106,695
2,091	NuVasive, Inc.*	123,160
1,804	Repligen Corp.*	107,374
3,617	Varex Imaging Corp.*	113,718
		1,577,707
	METALS & MINING - 1.0%
2,025	Compass Minerals International, Inc.	106,070
1,968	Encore Wire Corp.	116,584
4,961	Harsco Corp.	111,027
40,377	Hecla Mining Co.	96,905
1,070	Kaiser Aluminum Corp.	117,144
		547,730
	OIL, GAS & COAL - 6.4%
5,094	Alliance Resource Partners LP	98,824
11,029	Archrock, Inc.	107,643
12,683	Callon Petroleum Co.*	97,025
7,979	Carrizo Oil & Gas, Inc.*	87,609
3,093	Crestwood Equity Partners LP	98,110
9,512	Diamond Offshore Drilling, Inc.	90,840
2,822	Dril-Quip, Inc.*	120,245
12,349	Enerplus Corp.	108,918
9,512	EnLink Midstream LLC	106,059
22,714	Ensco PLC	93,127
17,482	Frank's International NV	109,437
13,325	Gulfport Energy Corp.*	102,070
3,608	Holly Energy Partners LP	105,245
20,090	Kosmos Energy Ltd.*	128,576
11,152	McDermott International, Inc.*	94,569
6,644	MRC Global, Inc.*	112,018
1,317	Murphy USA, Inc.*	102,423
32,882	Nabors Industries Ltd.	106,538
9,762	NGL Energy Partners LP	127,296
7,626	NOW, Inc.*	110,043
18,245	Oasis Petroleum, Inc.*	101,990
6,977	Oceaneering International, Inc.	107,795
6,185	Oil States International, Inc.*	106,011
8,323	Patterson-UTI Energy, Inc.	110,363
3,198	PDC Energy, Inc.*	118,550
13,057	QEP Resources, Inc.	101,322
6,560	SemGroup Corp.	103,254
5,614	SM Energy Co.	91,733
24,969	Southwestern Energy Co.*	105,619
3,595	Sunoco LP	107,778
7,257	US Silica Holdings, Inc.	108,129
3,516	Viper Energy Partners LP	115,712
3,560	Whiting Petroleum Corp.*	86,757
4,173	World Fuel Services Corp.	115,550
		3,587,178
	PASSENGER TRANSPORTATION - 0.6%
779	Allegiant Travel Co.	102,906
3,485	Hawaiian Holdings, Inc.	103,679
2,064	SkyWest, Inc.	111,539
		318,124

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	REAL ESTATE - 6.9%
3,620	Acadia Realty Trust	$103,134
1,599	Agree Realty Corp.	105,102
4,469	Alexander & Baldwin, Inc.	102,474
2,389	American Assets Trust, Inc.	103,778
6,750	Brandywine Realty Trust	106,110
4,877	CareTrust REIT, Inc.	108,952
3,655	Chesapeake Lodging Trust	110,089
4,866	Columbia Property Trust, Inc.	105,252
5,233	CoreCivic, Inc.	110,835
4,115	Corporate Office Properties Trust	106,949
9,694	DiamondRock Hospitality Co.	103,629
3,731	Four Corners Property Trust, Inc.	102,192
4,445	GEO Group, Inc.	100,990
3,198	Getty Realty Corp.	105,374
3,396	Government Properties Income Trust	103,612
6,016	Kite Realty Group Trust	94,692
11,360	Lexington Realty Trust	105,534
2,262	LTC Properties, Inc.	100,478
5,059	Mack-Cali Realty Corp.	106,290
5,148	Outfront Media, Inc.	115,521
5,788	Physicians Realty Trust	104,589
5,555	Piedmont Office Realty Trust, Inc.	113,711
2,782	PotlatchDeltic Corp.	100,124
2,481	QTS Realty Trust, Inc.	103,532
6,027	Retail Opportunity Investments Corp.	103,484
3,171	Rexford Industrial Realty, Inc.	108,702
5,658	RLJ Lodging Trust	105,069
1,886	Saul Centers, Inc.	106,880
7,585	Senior Housing Properties Trust	98,226
3,840	STAG Industrial, Inc.	106,291
9,348	Summit Hotel Properties, Inc.	106,474
4,674	Tanger Factory Outlet Centers, Inc.	100,912
2,091	Taubman Centers, Inc.	111,618
5,289	Uniti Group, Inc.	50,986
5,166	Urban Edge Properties	100,324
3,995	Washington Real Estate Investment Trust	105,828
5,576	Xenia Hotels & Resorts, Inc.	108,899
		3,836,636
	RECREATION FACILITIES & SERVICES - 0.2%
3,911	SeaWorld Entertainment, Inc.	106,731

	RENEWABLE ENERGY - 0.0%
35	EnerSys	2,584

	RETAIL - CONSUMER STAPLES - 0.8%
3,290	Big Lots, Inc.	103,734
1,713	PriceSmart, Inc.	110,763
4,300	Sprouts Farmers Market, Inc. *	100,276
2,176	Weis Markets, Inc.	109,475
		424,248

	RETAIL - DISCRETIONARY - 3.2%
1,476	Asbury Automotive Group, Inc.*	105,962
7,758	Builders FirstSource, Inc. *	108,069
3,608	Caleres, Inc.	112,209
1,148	Children's Place, Inc.	109,703
2,870	Dick's Sporting Goods, Inc.	112,102
1,551	Dillard's, Inc.	121,816

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	RETAIL - DISCRETIONARY (continued) - 3.2%
3,981	DSW, Inc.	$117,877
1,681	Group 1 Automotive, Inc.	104,525
3,526	La-Z-Boy, Inc.	121,330
1,190	Lithia Motors, Inc.	107,421
7,667	Michaels Cos, Inc.*	108,411
1,331	Monro, Inc.	101,569
9,439	Party City Holdco, Inc. *	98,260
748	RH *	114,885
5,353	Sally Beauty Holdings, Inc. *	96,729
2,870	Sleep Number Corp.*	125,276
		1,766,144
	SEMICONDUCTORS - 3.8%
2,103	Advanced Energy Industries, Inc. *	105,928
12,788	Amkor Technology, Inc. *	112,279
3,376	Brooks Automation, Inc.	108,403
1,054	Cabot Microelectronics Corp.	119,207
2,773	Cirrus Logic, Inc. *	111,280
846	Coherent, Inc. *	112,586
3,059	Diodes, Inc.*	123,369
2,799	II-VI, Inc. *	118,901
2,685	Inphi Corp. *	116,046
418	KLA-Tencor Corp.	48,217
4,797	Kulicke & Soffa Industries, Inc.	111,866
5,331	MaxLinear, Inc. *	134,021
1,543	Power Integrations, Inc.	112,732
10,660	Rambus, Inc. *	109,478
2,093	Semtech Corp. *	115,199
2,642	Silicon Motion Technology Corp. - ADR	108,533
2,510	Synaptics, Inc. *	105,094
4,860	Vishay Intertechnology, Inc.	106,531
4,838	Xperi Corp.	116,112
		2,095,782
	SOFTWARE - 4.3%
3,620	ACI Worldwide, Inc. *	115,369
8,386	Allscripts Healthcare Solutions, Inc. *	89,898
1,557	Blackbaud, Inc.	120,263
2,419	Bottomline Technologies de, Inc. *	120,660
4,518	Box, Inc. *	91,444
1,567	CommVault Systems, Inc. *	105,600
1,800	Cornerstone OnDemand, Inc. *	101,700
1804	Ebix, Inc.	105,119
1,931	Envestnet, Inc. *	117,810
5,861	Evolent Health, Inc. *	77,307
5,740	FireEye, Inc. *	96,202
7,205	Inovalon Holdings, Inc. *	94,674
2,378	LiveRamp Holdings, Inc. *	127,817
2,009	Manhattan Associates, Inc.*	109,993
806	MicroStrategy, Inc. *	114,049
5,904	NextGen Healthcare, Inc.*	103,320
1,507	Omnicell, Inc. *	128,020
2,826	Progress Software Corp.	103,940
1,146	Qualys, Inc. *	95,840
1,189	SPS Commerce, Inc.*	126,961
9,630	TiVo Corp.	96,589
2,129	Verint Systems, Inc. *	113,369
		2,355,944

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	SPECIALTY FINANCE - 2.4%
5,078	Aircastle Ltd.	$100,849
5,740	Apollo Commercial Real Estate Finance, Inc.	104,238
3,854	Cardtronics PLC *	113,732
1,285	Ellie Mae, Inc. *	127,845
1,394	GATX Corp.	110,823
2,419	HFF, Inc.*	109,339
6,342	Invesco Mortgage Capital, Inc.	100,965
1,973	Nelnet, Inc.	108,160
3,466	PRA Group, Inc. *	111,570
2,542	Stewart Information Services Corp.	109,128
2,225	Walker & Dunlop, Inc.	124,155
1,025	World Acceptance Corp.*	126,075
		1,346,879
	TECHNOLOGY SERVICES - 1.9%
2,745	CoreLogic, Inc.*	100,659
2,870	CSG Systems International, Inc.	119,248
1,640	Cubic Corp.	101,188
1,811	ExlService Holdings, Inc.*	111,195
1,804	ManTech International Corp.	98,047
3,551	Sykes Enterprises, Inc.*	105,074
6,699	Travelport Worldwide Ltd.	105,308
3,157	TTEC Holdings, Inc.	108,159
2,132	Virtusa Corp.*	107,602
3,239	WageWorks, Inc.*	106,563
		1,063,043
	TELECOMMUNICATIONS - 1.0%
5,538	8x8, Inc. *	108,932
1,435	ATN International, Inc.	80,547
2,185	Cogent Communications Holdings, Inc.	106,431
5,617	Iridium Communications, Inc.*	119,586
10,522	Vonage Holdings Corp.*	108,166
		523,662
	TRANSPORTATION & LOGISTICS - 2.1%
1,751	Forward Air Corp.	113,202
5,159	Heartland Express, Inc.	103,644
2,327	Hub Group, Inc. *	100,014
5,535	Marten Transport Ltd.	103,228
3,157	Matson, Inc.	113,999
2,738	Mobile Mini, Inc.	98,595
1,558	Saia, Inc.*	103,077
3,125	Werner Enterprises, Inc.	107,906
2,501	Greenbrier Cos, Inc.	103,166
3,116	Navistar International Corp.*	119,561
4,428	Trinity Industries, Inc.	103,659
		1,170,051
	UTILITIES - 2.9%
1,559	American States Water Co.	110,892
2,044	California Water Service Group	106,329
7,421	Clearway Energy, Inc.	111,241
2,013	El Paso Electric Co.	108,299
1,635	MGE Energy, Inc.	104,509
2,624	NextEra Energy Partners LP	113,331
1,725	Northwest Natural Holding Co.	110,779
1,681	NorthWestern Corp.	115,216
1,867	Ormat Technologies, Inc.	104,235
2,214	Otter Tail Corp.	111,320
4,793	Pattern Energy Group, Inc.	99,982
2,542	PNM Resources, Inc.	111,035

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	UTILITIES - 2.9% (continued)
3,522	South Jersey Industries, Inc.	$101,962
4,617	Suburban Propane Partners LP	100,235
8,660	TerraForm Power, Inc.	108,337
		1,617,702
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.0%
1,713	Clean Harbors, Inc. *	116,484
6,402	Covanta Holding Corp.	108,706
1,596	ESCO Technologies, Inc.	110,427
1,898	Tetra Tech, Inc.	113,918
1,681	US Ecology, Inc.	96,456
		545,991

	TOTAL COMMON STOCKS (Cost $53,234,331)	53,925,731

TOTAL INVESTMENTS - 97.8% (Cost $53,234,331)	$ 53,925,731
OTHER ASSETS LESS LIABILITIES - 2.2%	1,189,927
NET ASSETS - 100.0%	$ 55,115,658

* Non - Income producing security
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$53,925,731	$-	$-	$53,925,731
Total	$53,925,731	$-	$-	$53,925,731

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis
*See Portfolio of Investments for Industry Classification

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.1%
	AEROSPACE & DEFENSE - 2.9%
642,000	General Dynamics Corp.	2.125	8/15/2026	$594,367
829,000	General Dynamics Corp.	2.250	11/15/2022	813,737
391,000	General Dynamics Corp.	3.875	7/15/2021	399,325
20,000	Harris Corp.	3.832	4/27/2025	20,050
100,000	L3 Technologies, Inc.	4.950	2/15/2021	102,685
100,000	L3 Technologies, Inc.	3.850	12/15/2026	99,712
				2,029,876
	APPAREL & TEXTILE PRODUCTS - 0.7%
483,000	VF Corp.	3.500	9/1/2021	489,867

	AUTO PARTS MANUFACTURING - 0.9%
644,000	Aptiv PLC	4.250	1/15/2026	643,446

	BANKS - 0.4%
269,000	People's United Financial, Inc.	3.650	12/6/2022	268,458

	BIOTECHNOLOGY - 2.5%
506,000	Celgene Corp.	2.250	5/15/2019	505,346
529,000	Celgene Corp.	3.950	10/15/2020	535,545
554,000	Celgene Corp.	3.625	5/15/2024	553,708
125,000	Celgene Corp.	3.875	8/15/2025	125,432
				1,720,031
	CHEMICALS - 1.4%
250,000	LyondellBasell Industries NV	6.000	11/15/2021	264,748
275,000	LyondellBasell Industries NV	5.750	4/15/2024	295,211
433,000	PPG Industries, Inc.	3.600	11/15/2020	436,938
				996,897
	CONSUMER FINANCE - 1.1%
480,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	494,500
275,000	Fiserv, Inc.	3.500	10/1/2022	276,216
				770,716
	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	60,360

	CONTAINERS & PACKAGING - 2.0%
506,000	Bemis Co., Inc.	6.800	8/1/2019	513,114
275,000	International Paper Co.	3.650	6/15/2024	279,075
624,000	International Paper Co.	3.000	2/15/2027	583,990
				1,376,179
	DEPARTMENT STORES - 0.1%
100,000	Kohl's Corp.	4.250	7/17/2025	98,658

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.7%
529,000	Amphenol Corp.	4.000	2/1/2022	541,559
644,000	Roper Technologies, Inc.	3.800	12/15/2026	636,484
				1,178,043

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 7.7%
654,000	ConocoPhillips Co.	2.400	12/15/2022	$639,173
654,000	ConocoPhillips Co.	3.350	11/15/2024	660,025
606,000	EOG Resources, Inc.	5.625	6/1/2019	609,682
100,000	EOG Resources, Inc.	2.450	4/1/2020	99,446
554,000	EOG Resources, Inc.	2.625	3/15/2023	542,989
135,000	EOG Resources, Inc.	4.150	1/15/2026	140,403
644,000	Noble Energy, Inc.	3.900	11/15/2024	636,105
529,000	Occidental Petroleum Corp.	4.100	2/1/2021	539,678
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	98,786
654,000	Occidental Petroleum Corp.	2.700	2/15/2023	645,601
674,000	Occidental Petroleum Corp.	3.400	4/15/2026	675,665
				5,287,553
	FINANCIAL SERVICES - 3.4%
621,000	Cboe Global Markets, Inc.	3.650	1/12/2027	614,488
414,000	Invesco Finance PLC	4.000	1/30/2024	419,914
537,000	Nasdaq, Inc.	5.550	1/15/2020	548,495
139,000	Nasdaq, Inc.	4.250	6/1/2024	141,894
621,000	Nasdaq, Inc.	3.850	6/30/2026	609,438
				2,334,229
	FOOD & BEVERAGE - 3.7%
100,000	JM Smucker Co.	2.500	3/15/2020	99,463
100,000	JM Smucker Co.	3.500	10/15/2021	100,819
100,000	JM Smucker Co.	3.500	3/15/2025	97,992
644,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	614,354
621,000	Keurig Dr Pepper, Inc.	3.430	6/15/2027	579,301
505,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	511,637
531,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	554,147
				2,557,713
	HEALTHCARE FACILITIES & SERVICES - 4.5%
506,000	AmerisourceBergen Corp.	3.500	11/15/2021	508,956
554,000	AmerisourceBergen Corp.	3.400	5/15/2024	549,919
644,000	AmerisourceBergen Corp.	3.250	3/1/2025	623,033
606,000	Express Scripts Holding Co.	3.900	2/15/2022	618,975
125,000	Express Scripts Holding Co.	4.500	2/25/2026	128,130
674,000	Express Scripts Holding Co.	3.400	3/1/2027	642,414
				3,071,427
	HOME IMPROVEMENT- 0.7%
506,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	509,395

	INDUSTRIAL OTHER - 0.9%
644,000	Fluor Corp.	3.500	12/15/2024	639,079

	LIFE INSURANCE - 0.7%
483,000	Unum Group	5.625	9/15/2020	499,147

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 4.7%
529,000	Dover Corp.	4.300	3/1/2021	$538,458
215,000	Illinois Tool Works, Inc.	1.950	3/1/2019	215,000
515,000	Illinois Tool Works, Inc.	6.250	4/1/2019	516,347
644,000	Illinois Tool Works, Inc.	2.650	11/15/2026	616,663
138,000	John Deere Capital Corp.	1.950	3/4/2019	138,000
644,000	John Deere Capital Corp.	3.050	1/6/2028	627,402
554,000	Parker-Hannifin Corp.	3.300	11/21/2024	551,301
20,000	Pentair Finance SA	2.650	12/1/2019	19,988
				3,223,159
	MASS MERCHANTS - 0.3%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	190,528

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.4%
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	143,687
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	121,636
				265,323
	METALS & MINING - 0.6%
408,000	Newmont Mining Corp.	5.125	10/1/2019	412,874

	OIL & GAS SERVICES & EQUIPMENT - 1.9%
654,000	Halliburton Co.	3.800	11/15/2025	657,754
654,000	National Oilwell Varco, Inc.	2.600	12/1/2022	634,397
				1,292,151
	PHARMACEUTICALS - 2.6%
414,000	AbbVie, Inc.	2.300	5/14/2021	407,007
637,000	AbbVie, Inc.	2.850	5/14/2023	621,684
125,000	AbbVie, Inc.	3.600	5/14/2025	123,001
654,000	AbbVie, Inc.	3.200	5/14/2026	618,910
				1,770,602
	PIPELINE - 3.8%
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	67,249
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	144,376
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	101,824
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	40,162
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	128,054
554,000	ONEOK Partners LP	4.900	3/15/2025	575,343
529,000	Williams Partners LP	5.250	3/15/2020	540,200
100,000	Williams Partners LP	3.350	8/15/2022	99,231
125,000	Williams Partners LP	4.300	3/4/2024	128,008
621,000	Williams Partners LP	3.900	1/15/2025	623,091
145,000	Williams Partners LP	4.000	9/15/2025	145,855
				2,593,393
	RAILROAD - 4.8%
360,000	Norfolk Southern Corp.	3.250	12/1/2021	360,597
506,000	Norfolk Southern Corp.	3.000	4/1/2022	503,132
117,000	Norfolk Southern Corp.	3.850	1/15/2024	119,730
644,000	Norfolk Southern Corp.	2.900	6/15/2026	620,314

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Principal Amount ($)	RAILROAD (continued) - 4.8%	Coupon Rate (%)	Maturity	Value
629,000	Union Pacific Corp.	4.000	2/1/2021	$640,294
554,000	Union Pacific Corp.	3.646	2/15/2024	564,291
195,000	Union Pacific Corp.	3.750	3/15/2024	199,142
125,000	Union Pacific Corp.	2.750	3/1/2026	119,257
183,000	Union Pacific Corp.	3.000	4/15/2027	174,796
				3,301,553
	REAL ESTATE - 17.8%
100,000	American Tower Corp.	3.125	1/15/2027	93,520
529,000	AvalonBay Communities, Inc.	2.950	9/15/2022	524,437
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	39,209
265,000	Boston Properties LP	5.625	11/15/2020	274,737
629,000	Boston Properties LP	4.125	5/15/2021	641,387
644,000	Boston Properties LP	2.750	10/1/2026	596,808
529,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	533,090
100,000	Crown Castle International Corp.	5.250	1/15/2023	105,713
441,000	ERP Operating LP	4.625	12/15/2021	458,311
207,000	ERP Operating LP	3.000	4/15/2023	205,731
43,000	HCP, Inc.	4.000	12/1/2022	43,700
529,000	Kimco Realty Corp.	3.400	11/1/2022	527,936
100,000	Kimco Realty Corp.	2.700	3/1/2024	95,489
529,000	Prologis LP	4.250	8/15/2023	552,849
529,000	Prologis LP	3.750	11/1/2025	542,938
350,000	Realty Income Corp.	3.000	1/15/2027	330,489
100,000	Simon Property Group LP	4.375	3/1/2021	102,433
529,000	Simon Property Group LP	2.500	7/15/2021	523,400
601,000	Simon Property Group LP	4.125	12/1/2021	617,063
230,000	Simon Property Group LP	2.750	2/1/2023	227,092
514,000	Simon Property Group LP	3.750	2/1/2024	525,684
529,000	Ventas Realty LP	3.750	5/1/2024	531,820
644,000	Ventas Realty LP	3.500	2/1/2025	635,729
10,000	Ventas Realty LP	4.125	1/15/2026	10,053
644,000	Ventas Realty LP	3.250	10/15/2026	612,606
629,000	Ventas Realty LP / Ventas Capital Corp.	4.250	3/1/2022	645,046
460,000	Welltower, Inc.	4.125	4/1/2019	460,169
100,000	Welltower, Inc.	6.125	4/15/2020	103,549
506,000	Welltower, Inc.	4.950	1/15/2021	519,435
529,000	Welltower, Inc.	4.500	1/15/2024	548,179
644,000	Welltower, Inc.	4.000	6/1/2025	650,621
				12,279,223
	REFINING & MARKETING - 3.5%
554,000	Marathon Petroleum Corp.	3.625	9/15/2024	548,754
629,000	Phillips 66	4.300	4/1/2022	651,234
606,000	Valero Energy Corp.	6.125	2/1/2020	622,748
644,000	Valero Energy Corp.	3.400	9/15/2026	617,505
				2,440,241

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 8.1%
372,000	AutoZone, Inc.	4.000	11/15/2020	$375,551
150,000	AutoZone, Inc.	2.500	4/15/2021	148,017
554,000	AutoZone, Inc.	3.125	7/15/2023	546,060
552,000	AutoZone, Inc.	3.125	4/21/2026	524,561
400,000	AutoZone, Inc.	3.750	6/1/2027	393,964
606,000	Lowe's Companies, Inc.	4.625	4/15/2020	612,742
414,000	Lowe's Companies, Inc.	3.750	4/15/2021	419,793
529,000	Lowe's Companies, Inc.	3.800	11/15/2021	537,328
529,000	Lowe's Companies, Inc.	3.120	4/15/2022	528,724
644,000	Lowe's Companies, Inc.	3.125	9/15/2024	626,627
145,000	Lowe's Companies, Inc.	3.375	9/15/2025	141,636
624,000	Lowe's Companies, Inc.	2.500	4/15/2026	571,062
125,000	Lowe's Companies, Inc.	3.100	5/3/2027	118,118
44,000	O'Reilly Automotive, Inc.	4.875	1/14/2021	45,320
				5,589,503
	RETAIL - CONSUMER STAPLES - 2.6%
529,000	Sysco Corp.	2.600	6/12/2022	516,334
529,000	Sysco Corp.	3.750	10/1/2025	530,779
649,000	Sysco Corp.	3.300	7/15/2026	626,766
100,000	Sysco Corp.	3.250	7/15/2027	96,115
				1,769,994
	SEMICONDUCTORS - 2.8%
644,000	Analog Devices, Inc.	3.900	12/15/2025	644,505
779,000	Broadcom Corp.	2.375	1/15/2020	773,763
200,000	Broadcom Corp.	3.875	1/15/2027	185,298
322,000	Lam Research Corp.	3.800	3/15/2025	325,722
				1,929,288
	UTILITIES - 8.8%
368,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	375,942
250,000	Dominion Energy, Inc. +	2.962	7/1/2019	249,990
506,000	Dominion Energy, Inc.	5.200	8/15/2019	510,997
100,000	Dominion Energy, Inc. +	2.579	7/1/2020	99,014
554,000	Dominion Energy, Inc.	3.900	10/1/2025	556,605
70,000	Kentucky Utilities Co.	3.300	10/1/2025	68,900
125,000	NiSource Finance Corp.	3.490	5/15/2027	121,278
629,000	NSTAR Electric Co.	2.375	10/15/2022	613,287
275,000	PPL Capital Funding, Inc.	2.500	12/1/2022	273,922
506,000	PPL Capital Funding, Inc.	4.200	6/15/2022	515,987
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	9,774
414,000	PPL Electric Utilities Corp.	3.000	9/15/2021	414,653
606,000	Public Service Co. of Colorado	5.125	6/1/2019	609,380
529,000	Public Service Co. of Colorado	3.200	11/15/2020	531,427

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019

Principal Amount ($)	UTILITIES (continued) - 8.8%			Coupon Rate (%)	Maturity	Value
554,000	Virginia Electric & Power Co.			2.750	3/15/2023	$546,055
554,000	WEC Energy Group, Inc.			3.550	6/15/2025	555,645
						6,052,856

	TOTAL CORPORATE BONDS (Cost $67,671,487)					67,641,762

	TOTAL INVESTMENTS - 98.1% (Cost - $67,671,487)					$67,641,762
	OTHER ASSETS LESS LIABILITIES - 1.9%					1,337,326
	NET ASSETS - 100.0%					$68,979,088

LLC - Limited Liability Company
LP - Limited Partnership
NV - Naamloze vennootschap
PLC - Public Limited Company
SA - Société Anonyme
+ Step Coupon; the interest rate shown is the rate in effect as of February 28, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$67,641,762	$-	$67,641,762
Total	$-	$67,641,762	$-	$67,641,762

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for Industry Classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 2.1%
4,477	General Dynamics Corp.	$762,075
1,628	Harris Corp.	268,506
		1,030,581
	AUTOMOTIVE - 2.2%
3,626	Aptiv PLC	301,357
2,405	Tesla, Inc. *	769,311
		1,070,668

BANKING - 0.4%

777	SVB Financial Group *	192,043

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.7%
23,902	AbbVie, Inc.	1,893,994
3,108	Alexion Pharmaceuticals, Inc. *	420,606
1,517	Regeneron Pharmaceuticals, Inc. *	653,433
3,700	Vertex Pharmaceuticals, Inc. *	698,375
6,882	Zoetis, Inc.	648,491
		4,314,899
	CHEMICALS - 0.4%
1,554	International Flavors & Fragrances, Inc.	198,135

	COMMERCIAL SERVICES - 2.0%
1,517	Cintas Corp.	313,412
4,107	Ecolab, Inc.	693,713
		1,007,125
	CONSTRUCTION MATERIALS - 0.8%
888	Martin Marietta Materials, Inc.	166,766
1,887	Vulcan Materials Co.	210,325
		377,091
	CONSUMER PRODUCTS - 1.6%
20,054	Keurig Dr Pepper, Inc.	504,358
1,998	McCormick & Co., Inc.	271,688
		776,046
	CONTAINERS & PACKAGING - 0.9%
6,031	International Paper Co.	276,340
4,119	WestRock Co.	153,968
		430,308
	DISTRIBUTORS - CONSUMER STAPLES - 1.0%
7,622	Sysco Corp.	514,866

	ELECTRICAL EQUIPMENT - 9.4%
3,367	AMETEK, Inc.	267,946
4,366	Amphenol Corp.	410,273
5,920	Eaton Corp PLC	472,238

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 9.4%
8,843	Emerson Electric Co.	$602,650
4,736	Fortive Corp.	386,316
10,767	Honeywell International, Inc.	1,658,872
13,209	Johnson Controls International PLC	465,881
4,884	TE Connectivity Ltd.	400,928
		4,665,104
	HARDWARE - 1.7%
2,886	Garmin Ltd.	242,337
3,552	NetApp, Inc.	231,590
3,848	Seagate Technology PLC	179,163
3,700	Western Digital Corp.	186,110
		839,200
	HEALTHCARE FACILITIES & SERVICES - 2.3%
2,960	AmerisourceBergen Corp.	246,568
5,920	Centene Corp. *	360,469
2,257	Henry Schein, Inc. *	133,840
2,808	IQVIA Holdings, Inc. *	393,401
		1,134,278
	HOME & OFFICE PRODUCTS - 0.6%
2,072	Stanley Black & Decker, Inc.	274,395

	INDUSTRIAL SERVICES - 0.3%
1,147	United Rentals, Inc. *	154,375

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,368	Nasdaq, Inc.	216,838

	INSURANCE - 1.1%
11,211	Aflac, Inc.	550,909

	IRON & STEEL - 0.5%
4,329	Nucor Corp.	262,208

	MACHINERY - 6.8%
8,917	Caterpillar, Inc.	1,224,661
4,625	Deere & Co.	758,685
1,961	Dover Corp.	177,529
4,810	Illinois Tool Works, Inc.	693,025
1,887	Parker-Hannifin Corp.	332,414
2,627	Xylem, Inc.	198,470
		3,384,784

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 3.4%
4,514	Agilent Technologies, Inc.	$358,592
1,073	Align Technology, Inc. *	277,875
2,308	Illumina, Inc. *	721,873
2,738	Zimmer Biomet Holdings, Inc.	339,841
		1,698,181
	METALS & MINING - 0.5%
7,548	Newmont Mining Corp.	257,538

	OIL, GAS & COAL - 6.3%
3,626	Cheniere Energy, Inc. *	233,696
16,502	ConocoPhillips	1,119,661
12,691	Halliburton Co.	389,487
2,442	Pioneer Natural Resources Co.	344,200
20,165	Schlumberger Ltd.	888,470
6,623	TechnipFMC PLC	147,627
		3,123,141
	REAL ESTATE - 8.8%
6,364	American Tower Corp.	1,121,017
5,920	Crown Castle International Corp.	703,000
1,110	Equinix, Inc.	470,085
5,587	Equity Residential	411,706
8,769	Prologis, Inc.	614,356
4,181	Realty Income Corp.	289,158
4,662	Simon Property Group, Inc.	844,568
		4,453,890
	RETAIL - DISCRETIONARY - 2.4%
11,322	Lowe's Cos, Inc.	1,189,829

	SEMICONDUCTORS - 6.9%
12,654	Advanced Micro Devices, Inc. *	297,749
5,217	Analog Devices, Inc.	558,010
15,429	Micron Technology, Inc. *	630,738
9,916	NVIDIA Corp.	1,529,642
3,589	Xilinx, Inc.	449,702
		3,465,841
	SOFTWARE - 2.8%
1,961	Citrix Systems, Inc. *	206,886
878	Covetrus, Inc.*	31,415
1,369	Palo Alto Networks, Inc. *	337,144
2,146	Synopsys, Inc. *	218,205
2,997	Workday, Inc. *	593,196
		1,386,846
	SPECIALTY FINANCE - 1.0%
5,920	Fiserv, Inc. *	501,365

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Value
	TECHNOLOGY SERVICES - 4.0%
8,399	Cognizant Technology Solutions Corp.	$596,161
1,739	Equifax, Inc.	190,438
1,295	Gartner, Inc. *	184,279
5,846	HIS Markit Ltd.*	310,832
5,180	Paychex, Inc.	398,964
2,405	Verisk Analytics, Inc. *	304,064
		1,984,738
	TRANSPORTATION & LOGISTICS - 5.9%
12,358	CSX Corp.	898,056
1,554	JB Hunt Transport Services, Inc.	167,319
11,026	Union Pacific Corp.	1,849,060
		2,914,435
	TRANSPORTATION EQUIPMENT - 0.7%
4,958	PACCAR, Inc.	336,152

	UTILITIES - 10.9%
3,682	Alliant Energy Corp.	168,893
7,215	American Electric Power Co., Inc.	585,497
2,664	American Water Works Co., Inc.	270,716
7,289	CenterPoint Energy, Inc.	219,690
4,699	Consolidated Edison, Inc.	387,433
10,915	Dominion Energy, Inc.	808,692
2,664	DTE Energy Co.	329,164
2,701	Entergy Corp.	252,084
4,662	Eversource Energy	325,454
7,215	NextEra Energy, Inc.	1,354,400
7,363	Public Service Enterprise Group, Inc.	433,018
4,662	WEC Energy Group, Inc.	355,617
		5,490,658
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.0%
4,773	Republic Services, Inc.	374,346
6,290	Waste Management, Inc.	636,863
		1,011,209

	TOTAL COMMON STOCKS (Cost $47,602,614)	49,207,676

	TOTAL INVESTMENTS - 98.8% (Cost $47,602,614)				$ 49,207,676
	OTHER ASSETS LESS LIABILITIES - 1.2%				580,429
	NET ASSETS - 100.0%				$ 49,788,105

* Non-Income producing security.
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,207,676	$-	$-	$49,207,676
Total	$49,207,676	$-	$-	$49,207,676

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for Industry Classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$47,518,632	$3,939,368	$(2,250,324)	$1,689,044

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/29/19

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/29/19